Lease Liabilities - Summary of Maturity Analysis of Operating Lease Payments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 43,618	$ 38,462
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	22,355	17,818
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	$ 21,263	$ 20,644